Related Party Transactions (Details) - Schedule of interest expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Interest Expense [Abstract]
Interest expense	$ 246,763	$ 96,987